Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
CASH AND CASH EQUIVALENTS
Cash and due from banks	$ 13,698,325	$ 10,605,662
Interest-bearing deposits in other banks	8,709,133	39,306,145
Total cash and cash equivalents	22,407,458	49,911,807
SECURITIES, available-for-sale	197,079,925	177,607,765
FEDERAL HOME LOAN BANK STOCK, at cost	4,893,800	4,893,800
CERTIFICATES OF DEPOSIT, at cost	2,739,000	2,490,000
LOANS HELD FOR SALE	423,720	2,957,060
LOANS	295,313,069	304,445,298
Less allowance for loan losses	4,014,391	6,917,605
Net loans	291,298,678	297,527,693
PREMISES AND EQUIPMENT, net	9,165,532	9,217,876
GOODWILL	8,554,979	8,554,979
CORE DEPOSIT INTANGIBLE ASSETS, net	132,786	173,643
OTHER REAL ESTATE OWNED	667,954	1,568,000
OTHER ASSETS, including accrued interest receivable	4,697,774	3,783,822
TOTAL ASSETS	556,234,744	572,447,628
Deposits:
Non-interest bearing	86,752,995	77,924,051
Interest-bearing	381,247,070	393,275,063
Total deposits	468,000,065	471,199,114
Other borrowings	12,100,552	22,557,220
Junior subordinated deferrable interest debentures	10,300,000	10,300,000
SHAREHOLDERS’ EQUITY
Common stock, stated value $1.00, authorized 10,000,000 shares; issued 3,760,557 shares	3,760,557	3,760,557
Surplus	14,663,861	14,661,664
Retained earnings	50,807,689	46,855,865
Accumulated other comprehensive income (loss)	(1,358,205)	3,697,363
Treasury stock, at cost, 318,506 shares in 2013 and 314,252 shares in 2012	(4,866,037)	(4,805,244)
Total shareholders’ equity	63,007,865	64,170,205
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	556,234,744	572,447,628
Cash Surrender Value of Life Insurance (Member)
CASH AND CASH EQUIVALENTS
CASH SURRENDER VALUE OF LIFE INSURANCE	14,173,138	13,761,183
Other Liabilities [Member]
Deposits:
Other liabilities	2,826,262	4,221,089
Total liabilities	$ 493,226,879	$ 508,277,423